General Information, Statement of Compliance and Basis of Presentation	12 Months Ended
Dec. 31, 2024
General Information, Statement of Compliance and Basis of Presentation [Abstract]
General Information, Statement of Compliance and Basis of Presentation
Note 2. General Information, Statement of Compliance and Basis of Presentation

General principles
The statement of consolidated financial position as of and for the years ended December 31, 2024 and 2023, the statements of consolidated operations, the statements of consolidated comprehensive income (loss), the statements of consolidated changes in shareholders’ equity and the statements of consolidated cash flows for the years ended December 31, 2024, 2023 and 2022, and related notes to financial statements were prepared under management’s supervision and were approved by the Executive Board of the Company (the “Executive Board”) and reviewed by the Supervisory Board of the Company (the “Supervisory Board”) on April 2, 2025.
All amounts presented in the consolidated financial statements are presented in thousands of euros, unless stated otherwise. Some figures have been rounded. Accordingly, the totals in some tables may not be the exact sums of component items.
The preparation of the consolidated financial statements in accordance with IFRS Accounting Standards requires the use of estimates and assumptions that affect the amounts and information disclosed in the financial statements (see Note 3.2. - Use of judgement, estimates and assumptions for additional information).
The consolidated financial statements have been prepared using the historical cost measurement basis, with the exception of some financial assets and liabilities, which are measured at fair value.

Statement of Compliance and Basis of Presentation
The Company has prepared these consolidated financial statements in accordance with International Financial Reporting Standards as adopted by the European Union and IFRS ® Accounting Standards as issued by the International Accounting Standard Board (‘IASB’).
The accounting principles used to prepare the consolidated financial statements for the fiscal year ended December 31, 2024 are identical to those used for the previous year except for the standards listed below that required adoption in 2024.
Application of New or Amended Standards and Interpretations
The Company adopted the following standards, amendments and interpretations, whose application was mandatory for period beginning on or after January 1, 2024:
•Amendment to IFRS 16 – Lease liability in a sale and leaseback
•Amendment to IAS 1 – Classification of liabilities as current or non-current and non-current liabilities with covenants
•Amendment to IAS 7 and IFRS 7 - Supplier finance arrangements
Those amendments had no material impact on the consolidated financial statements of the Company for the year ended December 31,2024.
Assessment of the impacts of the Application of the standards, amendments and interpretations which will come into force subsequently
The new standards, interpretations and amendments to existing standards that have been published but are not yet applicable concern:
•Amendments to IAS 21 - Lack of Exchangeability - as of January 1, 2025
•Amendments to IFRS 9 and IFRS 7 - Amendments to the Classification and Measurement of Financial Instruments - as of January 1, 2026
•Annual Improvements to IFRS Accounting Standards as of January 1, 2026 – Amendments to:
◦IFRS 1 First-time Adoption of International Financial Reporting Standards;
◦IFRS 7 Financial Instruments: Disclosures and its accompanying Guidance on implementing IFRS 7;
◦IFRS 9 Financial Instruments;
◦IFRS 10 Consolidated Financial Statements; and
◦IAS 7 Statement of Cash flows
•New standard - IFRS 18 - Presentation and Disclosure in Financial Statements - as of January 1, 2027
•New standard - IFRS 19 - Subsidiaries without Public Accountability : Disclosures - as of January 1, 2027

These new standards, interpretations and amendments are under analysis to see if there are applicable to the Company.
The Company elected to early adopt no new standards, amendments or interpretations which application was not yet mandatory for the year ended December 31, 2024.

Going concern
The Company has prepared its consolidated financial statements assuming that it will continue as a going concern.
Although the Company recognized significant cash inflows in 2023, derived from net proceeds from the equity offering and upfront payment from the global licensing, co-development, and commercialization agreement with Janssen, achieving its transition towards a profitability situation will depend on generating sufficient revenue to support its cost structure and achieving development, regulatory, sales milestones and royalties related to the Janssen Agreement. Therefore, the Company cannot assure that it will ever be profitable or generate positive cash flow from operating activities.

Furthermore, the Company may face unforeseen challenges, complications, development delays, and other unknown factors that may incur additional expenses.
The Company recorded net losses of €68.1 million in 2024, accumulated losses totalling €380.4 million since inception, inclusive of the 2024 net loss. For the year ended December 31, 2024 the Company generated negative €25.5 million cash flows and has a total of €49.7 million cash and cash equivalents balance at closing date.
As of March 17, 2025, the Company signed an amendment to the Janssen Agreement (Refer to Note 25 – Subsequent events for further details), allowing to strengthen the Company’s financial position, to reduce its operational cash burn and to extend the Company’s cash runway into mid-2026.
Following the signature of the amendment and based on the Company’s cash and cash equivalent balance at December 31, 2024, the Company projects that it has sufficient liquidity to meet its obligations as they become due in the normal course of business for at least the next 12 months from the authorization date of these financial statements. Accordingly, Management has determined there is no substantial doubt regarding the Company's ability to continue as a going concern.